Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 01, 2024
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2024